Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	R$ 743,203	R$ 201,678